6. RISKS (Details 3)	12 Months Ended
Dec. 31, 2018
Undue | Generation
Statement Line Items [Line Items]
Credit loss on trade receivables and financial assets	0.04%
Undue | Oil and Gas
Statement Line Items [Line Items]
Credit loss on trade receivables and financial assets	2.20%
Undue | Distribution of energy
Statement Line Items [Line Items]
Credit loss on trade receivables and financial assets	8.00%
Undue | Petrochemicals
Statement Line Items [Line Items]
Credit loss on trade receivables and financial assets	0.03%
Undue | Holding
Statement Line Items [Line Items]
Credit loss on trade receivables and financial assets	0.96%
30 days | Generation
Statement Line Items [Line Items]
Credit loss on trade receivables and financial assets	0.09%
30 days | Oil and Gas
Statement Line Items [Line Items]
Credit loss on trade receivables and financial assets	4.42%
30 days | Distribution of energy
Statement Line Items [Line Items]
Credit loss on trade receivables and financial assets	8.00%
30 days | Petrochemicals
Statement Line Items [Line Items]
Credit loss on trade receivables and financial assets	0.08%
30 days | Holding
Statement Line Items [Line Items]
Credit loss on trade receivables and financial assets	1.25%
60 days | Generation
Statement Line Items [Line Items]
Credit loss on trade receivables and financial assets	2.62%
60 days | Oil and Gas
Statement Line Items [Line Items]
Credit loss on trade receivables and financial assets	11.11%
60 days | Distribution of energy
Statement Line Items [Line Items]
Credit loss on trade receivables and financial assets	12.00%
60 days | Petrochemicals
Statement Line Items [Line Items]
Credit loss on trade receivables and financial assets	1.41%
60 days | Holding
Statement Line Items [Line Items]
Credit loss on trade receivables and financial assets	2.03%
90 days | Generation
Statement Line Items [Line Items]
Credit loss on trade receivables and financial assets	3.39%
90 days | Oil and Gas
Statement Line Items [Line Items]
Credit loss on trade receivables and financial assets	20.42%
90 days | Distribution of energy
Statement Line Items [Line Items]
Credit loss on trade receivables and financial assets	19.00%
90 days | Petrochemicals
Statement Line Items [Line Items]
Credit loss on trade receivables and financial assets	4.98%
90 days | Holding
Statement Line Items [Line Items]
Credit loss on trade receivables and financial assets	2.85%
120 days | Generation
Statement Line Items [Line Items]
Credit loss on trade receivables and financial assets	9.37%
120 days | Oil and Gas
Statement Line Items [Line Items]
Credit loss on trade receivables and financial assets	42.85%
120 days | Distribution of energy
Statement Line Items [Line Items]
Credit loss on trade receivables and financial assets	26.00%
120 days | Petrochemicals
Statement Line Items [Line Items]
Credit loss on trade receivables and financial assets	11.52%
120 days | Holding
Statement Line Items [Line Items]
Credit loss on trade receivables and financial assets	19.86%
150 days | Generation
Statement Line Items [Line Items]
Credit loss on trade receivables and financial assets	13.56%
150 days | Oil and Gas
Statement Line Items [Line Items]
Credit loss on trade receivables and financial assets	47.32%
150 days | Distribution of energy
Statement Line Items [Line Items]
Credit loss on trade receivables and financial assets	59.00%
150 days | Petrochemicals
Statement Line Items [Line Items]
Credit loss on trade receivables and financial assets	20.36%
150 days | Holding
Statement Line Items [Line Items]
Credit loss on trade receivables and financial assets	26.41%
180 days | Generation
Statement Line Items [Line Items]
Credit loss on trade receivables and financial assets	19.82%
180 days | Oil and Gas
Statement Line Items [Line Items]
Credit loss on trade receivables and financial assets	49.20%
180 days | Distribution of energy
Statement Line Items [Line Items]
Credit loss on trade receivables and financial assets	69.00%
180 days | Petrochemicals
Statement Line Items [Line Items]
Credit loss on trade receivables and financial assets	24.91%
180 days | Holding
Statement Line Items [Line Items]
Credit loss on trade receivables and financial assets	32.95%
+180 days | Generation
Statement Line Items [Line Items]
Credit loss on trade receivables and financial assets	28.88%
+180 days | Oil and Gas
Statement Line Items [Line Items]
Credit loss on trade receivables and financial assets	56.32%
+180 days | Distribution of energy
Statement Line Items [Line Items]
Credit loss on trade receivables and financial assets	69.00%
+180 days | Petrochemicals
Statement Line Items [Line Items]
Credit loss on trade receivables and financial assets	25.24%
+180 days | Holding
Statement Line Items [Line Items]
Credit loss on trade receivables and financial assets	32.97%